Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation Allowance [Abstract]
Balance at beginning of year	$ 11,765	$ 9,928	$ 11,852
Subsequent reversal and utilization of valuation allowance	(17)		(3,352)
Additions to valuation allowance	723	2,107	745
Exchange differences	261	(270)	683
Balance at end of year	$ 12,732	$ 11,765	$ 9,928